Annual Fund Operating Expenses - DWS CROCI International Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fee	0.57%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.38%
Total annual fund operating expenses	1.19%
Class T
Operating Expenses:
Management fee	0.57%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual fund operating expenses	1.12%
Class C
Operating Expenses:
Management fee	0.57%
Distribution/service (12b-1) fees	0.99%
Other expenses	0.35%
Total annual fund operating expenses	1.91%
Class R6
Operating Expenses:
Management fee	0.57%
Distribution/service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	0.77%
INST Class
Operating Expenses:
Management fee	0.57%
Distribution/service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.85%
Class S
Operating Expenses:
Management fee	0.57%
Distribution/service (12b-1) fees	none
Other expenses	0.34%
Total annual fund operating expenses	0.91%